SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	For the six months ended June 30, 2023
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual
	Number	(in $)	life (in years)

Options outstanding at beginning of period	191,892	35.35	8.59
Options granted	903	2.82
Options forfeited and expired	(2,901)	158.58

Options outstanding at end of period	189,894	33.31	8.62

Options exercisable at end of period	73,560	58.77	7.84

Schedule of unvested Restricted Stock Units
For the six
months
ended June
30, 2023

Unvested at beginning of period	19,703
Granted	-
Vested	(4,753)
Forfeited	(1,853)
Unvested at end of period	13,097